Cover Page	Jun. 29, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2023
Entity Registrant Name	SOUTHERN INDIANA GAS AND ELECTRIC COMPANY
Entity Central Index Key	0000092195
Entity File Number	001-03553
Entity Tax Identification Number	35-0672570
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	211 NW Riverside Drive
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47708
City Area Code	812
Local Phone Number	491-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
SIGECO SECURITIZATION I, LLC [Member]
Document Information [Line Items]
Entity Registrant Name	SIGECO SECURITIZATION I, LLC
Entity Central Index Key	0001968445
Entity File Number	333-270851-01
Entity Tax Identification Number	92-2762878
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	211 NW Riverside Drive
Entity Address, Address Line Two	Suite 800-04
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47708
City Area Code	812
Local Phone Number	491-4141